                                                                   JULY 25, 2014


                                 PIONEER FUNDS

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, AS IN EFFECT AND AS
                     MAY BE AMENDED FROM TIME TO TIME, FOR


      FUND                                            DATE OF PROSPECTUS
      Pioneer AMT-Free Municipal Fund                 May 1, 2014
      Pioneer Bond Fund                               November 1, 2013
      Pioneer Classic Balanced Fund                   December 1, 2013
      Pioneer Core Equity Fund                        May 1, 2014
      Pioneer Disciplined Growth Fund                 December 31, 2013
      Pioneer Disciplined Value Fund                  November 1, 2013
      Pioneer Emerging Markets Fund                   April 1, 2014
      Pioneer Equity Income Fund                      March 1, 2014 (as revised March 12, 2014)
      Pioneer Fund                                    May 1, 2014
      Pioneer Fundamental Growth Fund                 August 1, 2013
      Pioneer Global Equity Fund                      December 31, 2013
      Pioneer Global High Yield Fund                  March 1, 2014
      Pioneer Government Income Fund                  December 1, 2013
      Pioneer High Yield Fund                         March 1, 2014
      Pioneer Ibbotson Aggressive Allocation Fund     December 1, 2013
      Pioneer Ibbotson Conservative Allocation Fund   December 1, 2013
      Pioneer Ibbotson Growth Allocation Fund         December 1, 2013
      Pioneer Ibbotson Moderate Allocation Fund       December 1, 2013
      Pioneer International Value Fund                April 1, 2014
      Pioneer Mid Cap Value Fund                      March 1, 2014
      Pioneer Oak Ridge Large Cap Growth Fund         April 1, 2014
      Pioneer Oak Ridge Small Cap Growth Fund         April 1, 2014
      Pioneer Real Estate Shares                      May 1, 2014
      Pioneer Select Mid Cap Growth Fund              April 1, 2014
      Pioneer Short Term Income Fund                  December 31, 2013
      Pioneer Strategic Income Fund                   February 1, 2014


IMPORTANT NOTICE TO CLASS B SHAREHOLDERS


As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Pioneer funds will be converted to Class A shares. Shareholders may continue to hold their Class B shares until the Conversion Date. Prior to the Conversion Date, redemptions of Class B shares are subject to any applicable contingent deferred sales charges (CDSCs). Class A shares acquired through the conversion will not be subject to CDSCs, nor will any sales charges be assessed in connection with the conversion. After the Conversion Date, subsequent purchases of Class A shares will be subject to sales charges as described in each fund's prospectus.


As of the Conversion Date, each fund's prospectus is revised by eliminating all references to Class B shares.






                                                                   27916-00-0714
                                 (Copyright)2014 PIONEER FUNDS DISTRIBUTOR, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                     MEMBER SIPC